REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2017
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	September 30,	December 31,
	2017	2016

	U.S. $ in millions
Rebates	$3,067	$3,482
Medicaid	1,908	1,729
Chargebacks	1,647	1,584
Returns	793	844
Other	247	200
	$7,662	$7,839